Inventories, net (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Schedule of inventories

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Raw materials	1,362,592	1,391,278	195,218
Finished goods	187,778	34,102	4,785
Total	1,550,370	1,425,380	200,003
Less: Inventory allowance	(176,459)	(176,459)	(24,760)
Inventories, net	1,373,911	1,248,921	175,243